SHAREHOLDERS' EQUITY (DEFICIT) - Warrants (Q1) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	29,026,000	29,026,000	29,026,000	29,026,000	29,026,000	29,026,000
Class of warrant or right, issued (in shares)			0
Number of warrants issued in the period (in shares)		0	0
Weighted average strike price of warrants (in dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Common Class A
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Private Placement Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					15,226,000
Class of warrant or right, issued (in shares)			15,226,000		15,226,000
Number of warrants issued in the period (in shares)	15,226,000
Price per warrant (in dollars per share)	$ 1			$ 1
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Weighted average strike price of warrants (in dollars per share)	$ 11.5			$ 11.5
Units
Class of Warrant or Right [Line Items]
Number of warrants issued in the period (in shares)	27,600,000			27,600,000
Price per warrant (in dollars per share)	$ 10			$ 10
Public Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		13,800,000			13,800,000
Class of warrant or right, issued (in shares)		13,800,000			13,800,000
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Weighted average strike price of warrants (in dollars per share)	$ 11.5			$ 11.5
Number of days after a business combination in which warrants become exercisable				30 days
Period after initial public offering in which warrants are exercisable				12 months
Expiration period after a business combination				5 years